Interest in significant operating subsidiaries (Details) - ZAR (R) R in Millions			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of subsidiaries [line items]
Assets to which significant restrictions apply	R 0		R 0
Sasol Mining Holdings Pty Ltd
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 9,163	R 8,638	9,163	R 8,638
Sasol Technology Pty Ltd
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 316	R 316	316	316
Sasol Financing Ltd
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 422	R 5,479	422	5,479
Sasol Investment Company Pty Ltd
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 62,580	R 54,665	62,580	54,665
Sasol South Africa Ltd
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 28,066	R 19,704	28,066	19,704
Sasol Middle East And India Pty Ltd
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 10,092	R 10,094	10,092	10,094
Sasol Africa Pty Ltd
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 8,069	R 7,270	8,069	7,270
Sasol Oil Pty Ltd
Disclosure of subsidiaries [line items]
Percentage of equity owned	75.00%	75.00%
Investment at cost	R 657	R 651	657	651
Sasol New Energy Holdings Pty Ltd
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 932	R 1,545	R 932	R 1,545
The Republic Of Mozambique Pipeline Investment Company Pty Ltd (Rompco)
Disclosure of subsidiaries [line items]
Percentage of equity owned	50.00%	50.00%
Sasol Financing International Limited
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%	100.00%	100.00%	100.00%
Sasol Germany Gmbh
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%	100.00%
Sasol Italy Spa
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%	100.00%
Sasol Mining Pty Ltd
Disclosure of subsidiaries [line items]
Percentage of equity owned	90.00%	90.00%
Sasol Canada Holdings Limited
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%	100.00%
Sasol Chemicals USA LLC
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%	100.00%